UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLC

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN 46516


Form 13F File Number: 028-06181


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank K. Martin
Title:  Manager
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Frank K. Martin                Elkhart, IN                        4/22/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $       41,859
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ABBOTT LABORATORIES           COM            002824100    2,875   81,396 SH       SOLE                 80,291      0 1,105
ABBVIE, INC.                  COM            00287Y109    3,319   81,396 SH       SOLE                 80,291      0 1,105
AMGEN INC                     COM            031162100    5,279   51,495 SH       SOLE                 51,165      0   330
AT&T INC.                     COM            00206R102      211    5,750 SH       SOLE                  5,750      0     0
BERKSHIRE HATHAWAY - B        COM            084670702    6,118   58,711 SH       SOLE                 58,336      0   375
COLFAX CORP                   COM            194014106    1,205   25,891 SH       SOLE                 25,731      0   160
EMMIS COMM.CL A               COM            291525103      297  178,800 SH       SOLE                178,800      0     0
GENTEX CORP                   COM            371901109    8,083  403,964 SH       SOLE                401,774      0 2,190
GENTHERM INCORPORATED         COM            37253A103    2,117  129,234 SH       SOLE                128,619      0   615
STRYKER CORPORATION           COM            863667101    3,553   54,466 SH       SOLE                 54,166      0   300
THE TRAVELERS COMPANIES, INC. COM            89417E109    4,365   51,848 SH       SOLE                 51,523      0   325
WAL MART STORES               COM            931142103    4,437   59,292 SH       SOLE                 58,942      0   350